LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2016
Deposit Assets Disclosure [Abstract]
LONG-TERM DEPOSITS
11.	LONG-TERM DEPOSITS

Long-term deposits consist of the following:

	As of December 31,
	2015	2016

Concession fee deposits	$4,527	$5,547
Office rental deposits	352	880

	$4,879	$6,427

Concession fee deposits normally have terms of three to five years and are refundable at the end of the concession terms. Office rental deposits normally have terms of one to three years and are refundable at the end of the lease term.

The long term deposits are not within the scope of the accounting guidance regarding interests on receivables and payables, because they are intended to provide security for the counterparty to the concession rights or office rental agreements. Therefore, the deposits are recorded at cost.